Intangible assets, net - Amortization Expense (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Intangible assets, net
Amortization expense	$ 69	$ 30	$ 0	$ 0